TEMPORARY EQUITY AND STOCKHOLDERS’ DEFICIT (Common Shares Activity) (Details) - $ / shares	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 10, 2012
Temporary Equity Disclosure [Abstract]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.001
Common stock, shares authorized (in shares)	500,000,000	100,634,071
Common stock, shares issued (in shares)	119,017,380	18,189,937
Common stock, shares outstanding (in shares)	119,017,380	16,275,609